Basis of Presentation and Summary of Significant Accounting Policies (Property Plant and Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Additions and Related Depreciation
Interest costs capitalized	$ 16.6	$ 14.0	$ 11.6
Site payroll and indirect costs capitalized	33.7	29.0	30.0
Minimum [Member]
Acquisition of Real Estate and Related Depreciation Amortization
Depreciable life of acquired buildings and improvements	5 years
Average [Member]
Acquisition of Real Estate and Related Depreciation Amortization
Depreciable life of acquired buildings and improvements	15 years
Maximum [Member]
Acquisition of Real Estate and Related Depreciation Amortization
Depreciable life of acquired buildings and improvements	30 years
Building and Building Improvements [Member] | Weighted Average [Member]
Acquisition of Real Estate and Related Depreciation Amortization
Depreciable life of acquired buildings and improvements	30 years
Leases, Acquired-in-Place, Market Adjustment [Member]
Acquisition of Real Estate and Related Depreciation Amortization
Net below market lease values	19.8	23.6
Accumulated amortization of below market lease values	32.5	29.2
Weighted average amortization period	6 years 9 months 18 days
Amortization of below market lease values included in rental and other property revenues	$ 3.3	$ 4.3	$ 3.9